LEASES - Future Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASES
2024	$ 727
2025	505
2026	388
2027	350
2028	350
Thereafter	262
Total	2,582
Discount factor	(238)
Total lease liabilities	2,344	$ 1,344
Amounts due within 12 months	728	868
Non-current lease liability	$ 1,616	$ 476